Equity Incentive Plans - Company's Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended	6 Months Ended
	Jan. 07, 2019	May 22, 2019	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			885,000
Share based compensation			$ 2,857	$ 5,011
Total unrecognized compensation cost relating to restricted share awards			5,195
Total unrecognized compensation cost relating to non-vested share option			$ 116
Weighted average remaining term for non-vested restricted share awards			10 months 21 days
Weighted average remaining term for non-vested share option awards			9 months 15 days
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares authorized	4,000,000
Vesting rights	Each RSU represents, upon vesting, a right for the relevant beneficiary to receive one common share of the Company.
Restricted Share Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices			$ 120,000
Restricted Share Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices			$ 300,000
Tranche One | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date			Apr. 30, 2021
Shares expected to vest			2,000,000
Tranche Two | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date			Apr. 30, 2022
Shares expected to vest			2,000,000
2019 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance		900,000
Number of shares granted		885,000
Grant date fair value		$ 8.13
2019 Equity Incentive Plan | Vest in August 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			685,462
2019 Equity Incentive Plan | Vest in August 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			99,769
2019 Equity Incentive Plan | Vest in August 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest			99,769